                        SEI INSTITUTIONAL MANAGED TRUST

                             Large Cap Growth Fund

                    Supplement Dated August 19, 2002 to the
            Class A Shares Equity Prospectus Dated January 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES EQUITY PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust, have appointed McKinley Capital Management, Inc. ("McKinley Capital"), as an additional Sub-Adviser to the Trust's Large Cap Growth Fund. McKinley Capital was approved as a Sub-Adviser at the quarterly meeting of the Board of Trustees held on June 26, 2002 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on November 13, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating McKinley Capital, the Trustees received written and oral information from SEI Investments Management Corporation ("SIMC") and written information from McKinley Capital. SIMC recommended the selection of McKinley Capital and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of McKinley Capital and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing McKinley Capital, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Large Cap Growth Fund; (2) the distinct investment objective and policies of the Large Cap Growth Fund; (3) the history, reputation, qualification and background of McKinley Capital's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to McKinley Capital, including any benefits to be received by McKinley Capital or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and McKinley Capital relating to the Large Cap Growth Fund, McKinley Capital makes investment decisions for the assets of the Large Cap Growth Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Large Cap Growth Fund's investment programs with respect to these assets. McKinley Capital is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Large Cap Growth Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until June 2004 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940
Act).

Listed below are the names and principal occupations of the directors and principal executive officer of McKinley Capital. The address of McKinley Capital and the principal business address of such individuals, as it relates to their respective positions at McKinley Capital, is 3301 C Street, Suite 500, Anchorage, Alaska 99503.

NAME                                                                                             TITLE
------------------------------------------------------------------------------------------------------
Robert B. Gillam                                    President, Chief Investment Officer and Director
------------------------------------------------------------------------------------------------------
                                                    Executive Vice President, Chief Operating Officer
Diane Wilke                                         and Director
------------------------------------------------------------------------------------------------------
Tamara Leitis                                       Assistant Vice President
------------------------------------------------------------------------------------------------------
B. Thomas Willison                                  Director
------------------------------------------------------------------------------------------------------
Gregory O'Keefe                                     Controller
------------------------------------------------------------------------------------------------------

McKinley Capital was founded in 1990 and is wholly-owned by an employee.

SIMC will pay McKinley Capital a fee based on a percentage of the average daily value of the assets of the Large Cap Growth Fund assigned to McKinley Capital.

In connection with the appointment of McKinley Capital as Sub-Adviser to the Large Cap Growth Fund, the "Sub-Advisers" Section on page 32 of the Prospectus is amended by inserting the following paragraph relating to McKinley Capital:

MCKINLEY CAPITAL MANAGEMENT, INC.: McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Large Cap Growth Fund. Robert B. Gillam, Frederic H. Parke and Sheldon Lien of McKinley Capital serve as Portfolio Managers for a portion of the assets of the Large Cap Growth Fund. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 22 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.

                      ------------------------------------

The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, voted to terminate Duncan-Hurst Capital Management ("Duncan-Hurst") as a Sub-Adviser to the Large Cap Growth Fund at the Meeting of the Board of Trustees held on June 26, 2002. The Board determined to terminate Duncan-Hurst based on the departure of Duncan-Hurst's large cap growth portfolio manager for the Large Cap Growth Fund. This termination does not require shareholder approval.

                      ------------------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST

                             Core Fixed Income Fund
                              High Yield Bond Fund

                    Supplement Dated August 19, 2002 to the
         Class A Shares Fixed Income Prospectus Dated January 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES FIXED INCOME PROSPECTUS, AND SHOULD BE READ IN ACONJUNCTION WITH SUCH PROSPECTUS.

CORE FIXED INCOME FUND

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust, have appointed Metropolitan West Asset Management LLC ("MWAM"), as an additional Sub-Adviser to the Trust's Core Fixed Income Fund. MWAM was approved as a Sub-Adviser at the quarterly meeting of the Board of Trustees held on June 26, 2002 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on November 13, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating MWAM, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and MWAM. SIMC recommended the selection of MWAM and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of MWAM and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing MWAM, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Core Fixed Income Fund; (2) the distinct investment objective and policies of the Core Fixed Income Fund; (3) the history, reputation, qualification and background of MWAM's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to MWAM, including any benefits to be received by MWAM or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and MWAM relating to the Core Fixed Income Fund, MWAM makes investment decisions for the assets of the Core Fixed Income Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Core Fixed Income Fund's investment programs with respect to these assets. MWAM is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Core Fixed Income Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until June 2004 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

Listed below are the names and principal occupations of the directors and principal executive officer of MWAM. The address of MWAM and the principal business address of such individuals, as it relates to their respective positions at MWAM, is 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025.

NAME                                                                                             TITLE
------------------------------------------------------------------------------------------------------
Scott Dubchansky                                    Chief Executive Officer, Partner
------------------------------------------------------------------------------------------------------
Tad Rivelle                                         Chief Investment Officer, Partner
------------------------------------------------------------------------------------------------------
Laird Landmann                                      Portfolio Manager, Partner
------------------------------------------------------------------------------------------------------
David Lippman                                       Portfolio Manager, Partner
------------------------------------------------------------------------------------------------------
Steve Kane                                          Portfolio Manager, Partner
------------------------------------------------------------------------------------------------------
Chris Scibelli                                      Director of Marketing, Partner
------------------------------------------------------------------------------------------------------
Patrick Moore                                       Director of Client Services
------------------------------------------------------------------------------------------------------
Joseph Hattesohl                                    Chief Financial Officer
------------------------------------------------------------------------------------------------------
Lara Mulpagano                                      Chief Operating Officer
------------------------------------------------------------------------------------------------------
Cal Rivelle                                         Chief Technology Officer
------------------------------------------------------------------------------------------------------
Jay Menvielle                                       Controller
------------------------------------------------------------------------------------------------------
MWFIN                                               Minority Partner
------------------------------------------------------------------------------------------------------

MWAM is a California limited liability corporation founded in 1996 and is 64% majority owned by MWAM's active portfolio management team. Metropolitan West Financial, LLC ("MWFIN"), a holding company, holds a minority 36% ownership interest in MWAM. MWFIN is 99% owned by MW Holdings, LLC, an unregistered entitiy that has no clients or material business operations.

SIMC will pay MWAM a fee based on a percentage of the average daily value of the assets of the Core Fixed Income Fund assigned to MWAM.

In connection with the appointment of MWAM as Sub-Adviser to the Core Fixed Income Fund, the "Sub-Advisers" Section on page 9 of the Prospectus is amended by inserting the following paragraph relating to MWAM:

METROPOLITAN WEST ASSET MANAGEMENT LLC: Metropolitan West Asset Management LLC
(MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. MWAM's portfolio management team of Tad Rivelle, Laird Landmann, Stephen Kane, CFA, and David Lippman manage the portion of the Core Fixed Income Fund's assets allocated to MWAM. Mr. Rivelle is Managing Director and Chief Investment Officer at MWAM. Mssrs. Landmann, Kane, and Lippman are Managing Directors and Generalist Portfolio Managers at MWAM. Each member of the portfolio management team has over 12 years of investment experience.

The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, voted to terminate Robert W. Baird & Company, Inc. ("Baird") as a Sub-Adviser to the Core Fixed Income Fund at the Meeting of the Board of Trustees held on June 26, 2002. The Board determined to terminate Baird based on an analysis of Baird's investment process and a structural change within the Fund as presented to the Board by SIMC. This termination does not require shareholder approval.

                      ------------------------------------

HIGH YIELD BOND FUND

The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, voted to terminate Credit Suisse Asset Management, LLC ("CSAM") as a Sub-Adviser to the High Yield Bond Fund at the Meeting of the Board of Trustees held on June 26, 2002. The Board determined to terminate CSAM based on an analysis of CSAM's investment process as presented to the Board by SIMC. This termination does not require shareholder approval.

                      ------------------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST

                             Large Cap Growth Fund
                             Core Fixed Income Fund

                    Supplement Dated August 19, 2002 to the
                Class I Shares Prospectus Dated January 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS I SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

LARGE CAP GROWTH FUND

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust, have appointed McKinley Capital Management, Inc. ("McKinley Capital"), as an additional Sub-Adviser to the Trust's Large Cap Growth Fund. McKinley Capital was approved as a Sub-Adviser at the quarterly meeting of the Board of Trustees held on June 26, 2002 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on November 13, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating McKinley Capital, the Trustees received written and oral information from SEI Investments Management Corporation ("SIMC") and written information from McKinley Capital. SIMC recommended the selection of McKinley Capital and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of McKinley Capital and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing McKinley Capital, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Large Cap Growth Fund; (2) the distinct investment objective and policies of the Large Cap Growth Fund; (3) the history, reputation, qualification and background of McKinley Capital's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to McKinley Capital, including any benefits to be received by McKinley Capital or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and McKinley Capital relating to the Large Cap Growth Fund, McKinley Capital makes investment decisions for the assets of the Large Cap Growth Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Large Cap Growth Fund's investment programs with respect to these assets. McKinley Capital is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Large Cap Growth Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until June 2004 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940
Act).

Listed below are the names and principal occupations of the directors and principal executive officer of McKinley Capital. The address of McKinley Capital and the principal business address of such individuals, as it relates to their respective positions at McKinley Capital, is 3301 C Street, Suite 500, Anchorage, Alaska 99503.

NAME                                                                                             TITLE
------------------------------------------------------------------------------------------------------
Robert B. Gillam                                    President, Chief Investment Officer and Director
------------------------------------------------------------------------------------------------------
                                                    Executive Vice President, Chief Operating Officer
Diane Wilke                                         and Director
------------------------------------------------------------------------------------------------------
Tamara Leitis                                       Assistant Vice President
------------------------------------------------------------------------------------------------------
B. Thomas Willison                                  Director
------------------------------------------------------------------------------------------------------
Gregory O'Keefe                                     Controller
------------------------------------------------------------------------------------------------------

McKinley Capital was founded in 1990 and is wholly-owned by an employee.

SIMC will pay McKinley Capital a fee based on a percentage of the average daily value of the assets of the Large Cap Growth Fund assigned to McKinley Capital.

In connection with the appointment of McKinley Capital as Sub-Adviser to the Large Cap Growth Fund, the "Sub-Advisers" Section on page 18 of the Prospectus is amended by inserting the following paragraph relating to McKinley Capital:

MCKINLEY CAPITAL MANAGEMENT, INC.: McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Large Cap Growth Fund. Robert B. Gillam, Frederic H. Parke and Sheldon Lien of McKinley Capital serve as Portfolio Managers for a portion of the assets of the Large Cap Growth Fund. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 22 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.

                      ------------------------------------

The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, voted to terminate Duncan-Hurst Capital Management ("Duncan-Hurst") as a Sub-Adviser to the Large Cap Growth Fund at the Meeting of the Board of Trustees held on June 26, 2002. The Board determined to terminate Duncan-Hurst based on the departure of Duncan-Hurst's large cap growth portfolio manager for the Large Cap Growth Fund. This termination does not require shareholder approval.

                      ------------------------------------

CORE FIXED INCOME FUND

At the same Quarterly Meeting, the Trustees appointed Metropolitan West Asset Management ("MWAM") as an additional Sub-Adviser to the Trust's Core Fixed Income Fund. MWAM's appointment does not require shareholder approval.

In evaluating MWAM, the Trustees received written and oral information from both SIMC and MWAM. SIMC recommended the selection of MWAM and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of MWAM and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing MWAM, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Core Fixed Income Fund; (2) the distinct investment objective and policies of the Core Fixed Income Fund; (3) the history, reputation, qualification and background of MWAM's personnel and its financial condition; (4) its performance record; and
(5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to MWAM, including any benefits to be received by MWAM or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and MWAM relating to the Core Fixed Income Fund, MWAM makes investment decisions for the assets of the Core Fixed Income Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Core Fixed Income Fund's investment programs with respect to these assets. MWAM is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Core Fixed Income Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until June 2004 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

Listed below are the names and principal occupations of the directors and principal executive officer of MWAM. The address of MWAM and the principal business address of such individuals, as it relates to their respective positions at MWAM, is 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025.

NAME                                                                                             TITLE
------------------------------------------------------------------------------------------------------
Scott Dubchansky                                    Chief Executive Officer, Partner
------------------------------------------------------------------------------------------------------
Tad Rivelle                                         Chief Investment Officer, Partner
------------------------------------------------------------------------------------------------------
Laird Landmann                                      Portfolio Manager, Partner
------------------------------------------------------------------------------------------------------
David Lippman                                       Portfolio Manager, Partner
------------------------------------------------------------------------------------------------------
Steve Kane                                          Portfolio Manager, Partner
------------------------------------------------------------------------------------------------------
Chris Scibelli                                      Director of Marketing, Partner
------------------------------------------------------------------------------------------------------
Patrick Moore                                       Director of Client Services
------------------------------------------------------------------------------------------------------
Joseph Hattesohl                                    Chief Financial Officer
------------------------------------------------------------------------------------------------------
Lara Mulpagano                                      Chief Operating Officer
------------------------------------------------------------------------------------------------------
Cal Rivelle                                         Chief Technology Officer
------------------------------------------------------------------------------------------------------
Jay Menvielle                                       Controller
------------------------------------------------------------------------------------------------------
MWFIN                                               Minority, Partner
------------------------------------------------------------------------------------------------------

MWAM is a California limited liability corporation founded in 1996 and is 64% majority owned by MWAM's active portfolio management team. Metropolitan West Financial, LLC ("MWFIN"), a holding company, holds a minority 36% ownership interest in MWAM. MWFIN is 99% owned by MW Holdings, LLC, an unregistered entity that has no clients or material business operations.

SIMC will pay MWAM a fee based on a percentage of the average daily value of the assets of the Core Fixed Income Fund assigned to MWAM.

In connection with the appointment of MWAM as Sub-Adviser to the Core Fixed Income Fund, the "Sub-Advisers" Section on page 18 of the Prospectus is amended by inserting the following paragraph relating to MWAM:

METROPOLITAN WEST ASSET MANAGEMENT LLC: Metropolitan West Asset Management LLC
(MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. MWAM's portfolio management team of Tad Rivelle, Laird Landmann, Stephen Kane, CFA, and David Lippman manage the portion of the Core Fixed Income Fund's assets allocated to MWAM. Mr. Rivelle is Managing Director and Chief Investment Officer at MWAM. Mssrs. Landmann, Kane, and Lippman are Managing Directors and Generalist Portfolio Managers at MWAM. Each member of the portfolio management team has over 12 years of investment experience.

                      ------------------------------------

The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, voted to terminate Robert W. Baird & Company, Inc. ("Baird") as a Sub-Adviser to the Core Fixed Income Fund at the Meeting of the Board of Trustees held on June 26, 2002. The Board determined to terminate Baird based on an analysis of Baird's investment process and a structural change within the Fund as presented to the Board by SIMC. This termination does not require shareholder approval.

                      ------------------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE